PROPERTY, PLANT AND EQUIPMENT - Continuity (Details) - USD ($) $ in Millions	1 Months Ended		4 Months Ended	12 Months Ended
	May 31, 2020	Oct. 31, 2019	Aug. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				$ 38,177	[1]	$ 32,708
IFRS 16 adoption				407
Additions				464		328
Disposal				(440)
Acquisitions through business combinations				1,303		2,944
Transfer to assets held for sale						(732)
Items recognized through OCI
Change in fair value			$ 42	2,413		5,722
Foreign exchange				49		(1,592)		$ 520
Items recognized through net income:
Change in fair value				(47)		(50)
Depreciation				(1,271)		(1,151)
Ending balance				41,055	[1]	38,177	[1]	32,708
Construction in progress				340		390
Purchase option, consideration transferred upon exercise	$ 560
Brookfield Renewable
Items recognized through OCI
Change in fair value		$ 83	$ 42
Items recognized through net income:
Consideration transferred net	$ 420
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				24,666		22,386
IFRS 16 adoption				79
Additions				172		212
Disposal				0
Acquisitions through business combinations				0		0
Transfer to assets held for sale						0
Items recognized through OCI
Change in fair value				1,537		3,774
Foreign exchange				98		(1,137)
Items recognized through net income:
Change in fair value				(17)		(33)
Depreciation				(520)		(536)
Ending balance				26,015		24,666		22,386
Right-of-use assets, disposals				71
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				8,796		7,153
IFRS 16 adoption				224
Additions				26		79
Disposal				(440)
Acquisitions through business combinations				550		1,228
Transfer to assets held for sale						(58)
Items recognized through OCI
Change in fair value				649		1,165
Foreign exchange				(33)		(294)
Items recognized through net income:
Change in fair value				(11)		(41)
Depreciation				(461)		(436)
Ending balance				9,300		8,796		7,153
Right-of-use assets, disposals				208
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				4,457		2,851
IFRS 16 adoption				100
Additions				262		31
Disposal				0
Acquisitions through business combinations				753		1,716
Transfer to assets held for sale						(674)
Items recognized through OCI
Change in fair value				230		779
Foreign exchange				(8)		(120)
Items recognized through net income:
Change in fair value				(18)		31
Depreciation				(271)		(157)
Ending balance				5,505		4,457		2,851
Right-of-use assets, disposals				131
Storage & other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				258		318
IFRS 16 adoption				4
Additions				4		6
Disposal				0
Acquisitions through business combinations				0		0
Transfer to assets held for sale						0
Items recognized through OCI
Change in fair value				(3)		4
Foreign exchange				(8)		(41)
Items recognized through net income:
Change in fair value				(1)		(7)
Depreciation				(19)		(22)
Ending balance				235		$ 258		$ 318
Right-of-use assets, disposals				$ 3

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).